Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Dec. 31, 2022		Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, authorized (in shares)	0		122,564,333
Preferred stock, issued (in shares)	0		122,564,333
Preferred stock, outstanding (in shares)	0		122,564,333
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	675,000,000
Common stock, issued (in shares)	113,335,530		2,817,498
Common stock, outstanding (in shares)	113,335,530	[1]	2,817,498

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.